Consolidated Statement of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax expense	¥ 2,801,733	¥ 13,813,138	[1]	¥ 22,958,050	[1]
Adjustments to reconcile profit before income tax expense to net cash provided by operating activities:
Depreciation	20,180,830	14,815,620		14,411,632
Provision for impairment loss on property, plant and equipment	1,046,195	1,063,735		1,047,641
Provision for impairment loss on investment in an associate	0	0		178,131
Provision for impairment loss on goodwill	0	0		1,105,649
Provision for impairment loss on mining rights	0	0		760,296
Provision for impairment loss on land use rights	108,590	51,981		0
Provision for other non-current assets	5,008	0		0
Amortization of land use rights	341,125	225,707		213,206
Amortization of other non-current assets	113,878	121,388		92,775
Amortization of employee housing subsidies	653	866		940
Recognition/ (reversal) of provision for doubtful accounts	27,682	89,498		(3,392)
(Reversal) /recognition of provision for inventory obsolescence	(263)	(256)		1,828
(Gain) /Loss on fair value changes of financial assets/liabilities	(856,786)	12,986		16,742
Other investment income	(1,742,081)	(1,070,034)		(115,238)
Net loss on disposals of non-current assets	616,456	590,049		438,321
Unrealized exchange (gain) /loss, net	(157,056)	195,055		166,148
Share of profits less losses of associates and joint ventures	(425,215)	(1,298,889)		(1,525,975)
Interest income	(198,906)	(147,063)		(160,723)
Interest expense	9,749,004	6,817,526		7,945,734
Others	171,611	(213,089)		(89,332)
Changes in working capital, net of effects of acquisitions:
Inventories	714,045	(1,270,582)		2,106,821
Other receivables and assets	(199,023)	(20,810)		72,925
Accounts receivable	(6,201,149)	(838,272)		(175,429)
Restricted cash	9,670	(11,566)		499,899
Accounts payable and other liabilities	2,414,376	1,912,034		(2,856,958)
Taxes payable	2,543,863	1,279,505		1,366,209
Interest received	136,134	84,806		102,813
Income tax expense paid	(2,003,011)	(4,692,509)		(6,196,005)
Net cash provided by operating activities	29,197,363	31,510,824		42,362,708
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for the purchase of property, plant and equipment	(25,798,009)	(20,144,903)		(24,191,285)
Proceeds from disposal of property, plant and equipment, land use rights and other non-current assets	286,609	144,346		109,013
Prepayments of land use rights	(213,928)	(89,430)		(136,045)
Payment for the purchase of other non-current assets	(33,498)	(50,653)		(6,981)
Cash dividends received	1,419,380	1,057,642		937,189
Payment for investment in associates and joint ventures	(301,916)	(276,118)		(889,780)
Cash paid for acquiring available-for-sale financial assets	(5,600)	0		0
Cash consideration paid for acquisition of subsidiaries, net of cash acquired	(10,817,107)	157,421		(8,887,882)
Cash received from disposal of a subsidiary, net of cash of the subsidiaries	530,437	0		0
Cash received from disposal of available-for-sale financial assets	2,186,758	1,474,301		0
Others	998,049	77,748		50,759
Net cash used in investing activities	(31,748,825)	(17,649,646)		(33,015,012)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of short-term bonds	30,988,679	32,982,340		18,980,000
Repayments of short-term bonds	(47,000,000)	(25,000,000)		(18,000,000)
Proceeds from short-term loans	107,564,128	85,689,874		67,298,044
Repayments of short-term loans	(96,378,054)	(77,904,489)		(62,600,955)
Proceeds from long-term loans	32,706,327	15,978,023		9,943,689
Repayments of long-term loans	(17,390,982)	(20,702,421)		(12,799,719)
Issuance of long-term bonds	7,800,000	4,200,000		0
Repayments of long-term bonds	(3,300,000)	(11,500,000)		(5,000,000)
Interest paid	(10,080,102)	(7,344,781)		(8,677,316)
Net proceeds from the issuance of new H shares	0	0		4,684,314
Net proceeds from the issuance of perpetual corporate bonds	4,999,950	0		0
Net capital injection from non-controlling interests of subsidiaries	838,084	285,620		623,107
Dividends paid to shareholders of the Company	(4,352,973)	(7,206,220)		(5,535,655)
Dividends paid to non-controlling interests of subsidiaries	(2,184,145)	(2,695,378)		(2,954,194)
Proceeds from sales leaseback classified as finance lease	0	0		100,000
Government grants	590,629	233,276		322,011
Payment for finance leasing	(695,019)	(571,485)		0
Others	(93,342)	(46,209)		(523,985)
Net cash generated from/ (used in) financing activities	4,013,180	(13,601,850)		(14,140,659)
Effect of exchange rate fluctuations on cash held	10,171	72,923		32,846
NET INCREASE/ (DECREASE) IN CASH AND CASH EQUIVALENTS	1,471,889	332,251		(4,760,117)
Cash and cash equivalents as at beginning of the year	7,810,501	7,478,250		12,238,367
CASH AND CASH EQUIVALENTS AS AT END OF THE YEAR	¥ 9,282,390	¥ 7,810,501		¥ 7,478,250

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.